SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)	6 Months Ended
	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares
Net loss per share:-
Net loss attributable to ordinary shareholders	$ (17,548,913)	$ (2,249,860)	$ (17,354,044)	$ (2,224,878)
Weighted average ordinary shares outstanding - Basic	43,850,285	43,850,285	11,695,407	11,695,407
Weighted average ordinary shares outstanding - Diluted	43,850,285	43,850,285	15,295,407	15,295,407
Net loss per share - Basic | (per share)	$ (0.40)	$ (0.05)	$ (1.48)
Net loss per share - Diluted | (per share)	$ (0.40)	$ (0.05)	$ (1.48)